FINANCIAL INSTRUMENTS AND OTHER FAIR VALUE DISCLOSURES (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Accordion loan amount		$ 30,000
Vessels		735,134	$ 715,263
Vessel Held for Sale		0	14,960
Fair Value [Member] | Level 1 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents		59,583	34,739
Restricted Cash		3,719	9,909
Fair Value [Member] | Level 2 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
2019 Senior Secured Credit Facility including $30 million Accordion Loan		(129,189)	(223,122)
Financing of 2018-built Vessels		(95,950)	(104,277)
Financing of 2022 Newbuildings		(84,851)	0
Fair Value [Member] | Level 2 [Member] | Non-recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Vessels	[1]	0	93,710
Carrying Value [Member] | Level 1 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and Cash Equivalents		59,583	34,739
Restricted Cash		3,719	9,909
Carrying Value [Member] | Level 2 [Member] | Recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
2019 Senior Secured Credit Facility including $30 million Accordion Loan		(127,600)	(218,243)
Financing of 2018-built Vessels		(94,622)	(102,715)
Financing of 2022 Newbuildings		(83,815)	0
Carrying Value [Member] | Level 2 [Member] | Non-recurring [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Vessels	[1]	$ 0	$ 93,710

[1]	Vessels measured at fair value are included as part of the Vessels and Vessel Held for Sale balances of $715.3 million and $15.0 million, respectively, in our consolidated balance sheet as of December 31, 2021, and the presentation of these vessels is related to the impairment charges recorded in 2021 and presentation of the applicable vessels at their then fair value.